Investment Instruments - Schedule of Portfolio of Equity Instruments at Fair Value through Comprehensive Income (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	$ 10,424	$ 10,795
Investment in domestic entities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	4,068	4,616
Investment in foreign entities [member] | A.C.H Colombia
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	1,205	1,173
Investment in foreign entities [member] | Redeban Multicolor S.A.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	770	717
Investment in foreign entities [member] | Cmara de Compensacin Divisas de Col. S.A.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		309
Investment in foreign entities [member] | Cmara de Riesgo Central de Contraparte S.A. (**)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	338
Investment in foreign entities [member] | Bolsa de Valores de Colombia
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	969	969
Investment in foreign entities [member] | Credibanco
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	3,072	2,990
Investment in foreign entities [member] | Others
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI	$ 2	$ 21